Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Current assets	₨ 582,404		₨ 599,044		$ 7,726
Non-current assets	1,173,001		1,331,866		15,559
Current liabilities	631,131		764,962		8,372
Non-current liabilities	442,379		434,002		5,868
Equity attributable to equity holders of the Parent	512,521		581,338		6,798
Non-controlling interests	169,374		150,608		2,247
Revenue	835,446	$ 11,082	909,012	₨ 909,549
Expenses	(625,343)	(8,295)	(668,414)	(660,966)
Profit/(loss) for the year	(42,100)	(558)	76,229	47,284
Profit / (loss) attributable to non-controlling interests	19,148	254	26,454	33,204
Profit / (loss) for the year	(42,100)	(558)	76,229	47,284
Total other comprehensive income for the year, net of income tax	7,018	93	6,246	88,453
Total comprehensive income / (loss) attributable to the equity holders of the Parent	(52,950)	(702)	56,854	101,802
Total comprehensive income / (loss) attributable to non-controlling interests	17,868	237	25,621	33,935
Total comprehensive income / (loss) during the year	(35,082)	(465)	82,475	135,737
Net cash inflow / (outflow) from operating activities	182,393	2,420	208,420	348,407
Net cash (outflow) / inflow from investing activities	(116,866)	(1,551)	(133,147)	(52,153)
Net cash (outflow) / inflow from financing activities	(87,356)	(1,159)	(45,643)	(357,144)
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Current assets	248,153		215,744		3,292
Non-current assets	213,673		202,807		2,834
Current liabilities	53,035		76,631		703
Non-current liabilities	1,842		1,640		24
Equity attributable to equity holders of the Parent	264,198		220,915		3,505
Non-controlling interests	142,751		119,365		1,894
Revenue	183,321	2,432	208,336	217,761
Expenses	(115,651)	(1,535)	(130,710)	(125,164)
Profit/(loss) for the year	67,670	897	77,626	92,597
Profit / (loss) attributable to equity holders of the Parent	43,933	583	50,396	60,116
Profit / (loss) attributable to non-controlling interests	23,737	314	27,230	32,481
Profit / (loss) for the year	67,670	897	77,626	92,597
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(649)	(9)	246	(389)
Other comprehensive income / (loss) attributable to non-controlling interests	(351)	(4)	136	(208)
Total other comprehensive income for the year, net of income tax	(1,000)	(13)	382	(597)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	43,284	574	50,642	59,726
Total comprehensive income / (loss) attributable to non-controlling interests	23,386	310	27,366	32,273
Total comprehensive income / (loss) during the year	66,670	884	78,008	91,999
Dividends paid / payable to non-controlling interests, including dividend tax			35,739	(14,273)
Net cash inflow / (outflow) from operating activities	74,282	985	87,806	98,367
Net cash (outflow) / inflow from investing activities	(36,247)	(481)	(10,917)	87,961
Net cash (outflow) / inflow from financing activities	(19,276)	(256)	(96,301)	(186,488)
Net cash (outflow) / inflow	18,759	248	(19,412)	(160)
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
Current assets	27,235		27,308		361
Non-current assets	113,872		116,092		1,510
Current liabilities	62,034		59,023		823
Non-current liabilities	32,992		36,535		438
Equity attributable to equity holders of the Parent	23,501		24,399		310
Non-controlling interests	22,580		23,443		300
Revenue	87,465	1,160	100,491	87,107
Expenses	(89,262)	(1,183)	(100,287)	(87,189)
Profit/(loss) for the year	(1,797)	(23)	204	(82)
Profit / (loss) attributable to equity holders of the Parent	(916)	(12)	104	(42)
Profit / (loss) attributable to non-controlling interests	(881)	(11)	100	(40)
Profit / (loss) for the year	(1,797)	(23)	204	(82)
Other comprehensive income / (loss) attributable to the equity holders of the Parent	19	0	(182)	273
Other comprehensive income / (loss) attributable to non-controlling interests	18	0	(174)	262
Total other comprehensive income for the year, net of income tax	37	0	(356)	535
Total comprehensive income / (loss) attributable to the equity holders of the Parent	(897)	(12)	(78)	232
Total comprehensive income / (loss) attributable to non-controlling interests	(863)	(11)	(74)	222
Total comprehensive income / (loss) during the year	(1,760)	(23)	(152)	454
Net cash inflow / (outflow) from operating activities	1,069	14	20,610	7,440
Net cash (outflow) / inflow from investing activities	(1,904)	(25)	(5,735)	(2,000)
Net cash (outflow) / inflow from financing activities	(886)	(12)	(11,552)	(5,490)
Net cash (outflow) / inflow	(1,721)	(23)	3,323	(50)
Other Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	33,886		34,610		449
Non-current assets	99,626		111,658		1,321
Current liabilities	31,544		19,853		418
Non-current liabilities	74,411		83,625		987
Equity attributable to equity holders of the Parent	27,514		35,750		365
Non-controlling interests	4,043		7,800		53
Revenue	65,667	871	62,660	18,106
Expenses	(74,126)	(983)	(61,384)	(14,457)
Profit/(loss) for the year	(8,459)	(112)	1,276	3,649
Profit / (loss) attributable to equity holders of the Parent	(4,751)	(63)	2,152	2,886
Profit / (loss) attributable to non-controlling interests	(3,708)	(49)	(876)	763
Profit / (loss) for the year	(8,459)	(112)	1,276	3,649
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(2,102)	(28)	(2,298)	2,022
Other comprehensive income / (loss) attributable to non-controlling interests	(947)	(13)	(795)	677
Total other comprehensive income for the year, net of income tax	(3,049)	(41)	(3,093)	2,699
Total comprehensive income / (loss) attributable to the equity holders of the Parent	(6,853)	(91)	(146)	4,902
Total comprehensive income / (loss) attributable to non-controlling interests	(4,655)	(62)	(1,671)	1,440
Total comprehensive income / (loss) during the year	(11,508)	(153)	(1,817)	6,342
Net cash inflow / (outflow) from operating activities	7,017	93	14,272	6,317
Net cash (outflow) / inflow from investing activities	(6,204)	(82)	(19,027)	(12,300)
Net cash (outflow) / inflow from financing activities	(4,186)	(56)	6,712	3,699
Net cash (outflow) / inflow	(3,373)	(45)	1,957	(2,284)
Total Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	309,274		277,662		4,102
Non-current assets	427,171		430,557		5,665
Current liabilities	146,613		155,507		1,944
Non-current liabilities	109,245		121,800		1,449
Equity attributable to equity holders of the Parent	315,213		281,064		4,180
Non-controlling interests	169,374		150,608		$ 2,247
Revenue	336,453	4,463	371,487	322,974
Expenses	(279,039)	(3,701)	(292,381)	(226,810)
Profit/(loss) for the year	57,414	762	79,106	96,164
Profit / (loss) attributable to equity holders of the Parent	38,266	508	52,652	62,960
Profit / (loss) attributable to non-controlling interests	19,148	254	26,454	33,204
Profit / (loss) for the year	57,414	762	79,106	96,164
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(2,732)	(37)	(2,234)	1,906
Other comprehensive income / (loss) attributable to non-controlling interests	(1,280)	(17)	(833)	731
Total other comprehensive income for the year, net of income tax	(4,012)	(54)	(3,067)	2,637
Total comprehensive income / (loss) attributable to the equity holders of the Parent	35,534	471	50,418	64,860
Total comprehensive income / (loss) attributable to non-controlling interests	17,868	237	25,621	33,935
Total comprehensive income / (loss) during the year	53,402	708	76,039	98,795
Dividends paid / payable to non-controlling interests, including dividend tax			35,739	(14,273)
Net cash inflow / (outflow) from operating activities	82,368	1,093	122,688	112,124
Net cash (outflow) / inflow from investing activities	(44,355)	(588)	(35,679)	73,661
Net cash (outflow) / inflow from financing activities	(24,348)	(323)	(101,141)	(188,279)
Net cash (outflow) / inflow	₨ 13,665	$ (181)	₨ (14,132)	₨ (2,494)